Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue
Digital entertainment	$ 365,167	$ 327,985	$ 281,963
Others	49,023	17,685	10,161
Total revenue	414,190	345,670	292,124
Cost of revenue
Digital entertainment	(217,986)	(185,314)	(160,267)
Others	(108,892)	(47,284)	(24,031)
Total cost of revenue	(326,878)	(232,598)	(184,298)
Gross profit	87,312	113,072	107,826
Operating income (expenses):
Other operating income	3,497	2,103	3,063
Sales and marketing expenses	(425,974)	(187,372)	(89,015)
General and administrative expenses	(137,868)	(112,383)	(87,202)
Research and development expenses	(29,323)	(20,809)	(17,732)
Total operating expenses	(589,668)	(318,461)	(190,886)
Operating loss	(502,356)	(205,389)	(83,060)
Interest income	2,922	741	545
Interest expense	(26,501)	(23)	(32)
Investment gain, net	33,591	9,434
Changes in fair value of convertible promissory notes	(51,950)
Foreign exchange loss	(4,215)	(1,649)	(4,911)
Loss before income tax and share of results of equity investees	(548,509)	(196,886)	(87,458)
Income tax expense	(10,745)	(8,546)	(11,730)
Share of results of equity investees	(1,912)	(19,523)	(8,148)
Net loss	(561,166)	(224,955)	(107,336)
Net loss attributable to non-controlling interests	681	2,088	3,970
Net loss attributable to Sea Limited's ordinary shareholders	$ (560,485)	$ (222,867)	$ (103,366)
Loss per share:
Basic and diluted	$ (2.72)	$ (1.30)	$ (0.63)
Shares used in loss per share computation:
Basic and diluted	205,727,195	171,127,788	164,625,286